RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24. RELATED PARTY TRANSACTIONS

a.    Transactions

The Group entered into the following transactions with related parties:

	Years ended December 31,
Transactions	2019	2020	2021
	RMB	RMB	RMB
Balance netting off with Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center	(572)	572	—
Borrowing from members of management team of the Company	—	—	1,250
Service purchased from Jinan QCY Intelligent Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	—	(3,401)	(2,839)
Service provided to Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	950	—	—
Service purchased from Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	—	(785)	(1,320)
Service purchased from URSUS Information Technology (Beijing) Company Limited, an entity significantly influenced by a member of management team of the Company	(873)	—	—
Service purchased from Beijing HJRT Technology Co, Ltd, an entity significantly influenced by a member of management team of the Company	—	(264)	(264)

b.    The Group had the following balances with related parties:

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2020	2021	2020	2021
	RMB	RMB	RMB	RMB
Shandong Shichuang Software Engineering Co., Ltd., an entity controlled by Executive Principal of Ambow Research Center	—	—	2,417	2,417
Members of management team of the Company	—	—	—	1,250
Jinan QCY Intelligent Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	774	774	—	—
Beijing QC Technology Company Limited, an entity significantly influenced by a member of management team of the Company	1,961	2,040	126	126
URSUS Information Technology (Beijing) Company Limited, an entity significantly influenced by a member of management team of the Company	201	201	—	—
Beijing HJRT Technology Co., Ltd., an entity significantly influenced by a member of management team of the Company	88	88	—	—
	3,024	3,103	2,543	3,793